Segment reporting	6 Months Ended
Jun. 30, 2024
Segment reporting
Segment reporting

5.Segment reporting

A.Basis for segmentation

The Group operates through four operating segments, which are Nexters Global Ltd, Cubic Games Studio Ltd, MX Capital Ltd and Castcrown Ltd, while last three of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment Management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to the segments that operate in the same Group and is the primary measure reviewed by our Chief Operating Decision Maker.

The Company defines Management EBITDA as the net income/loss before income tax as presented in the Group’s interim condensed consolidated financial statements in accordance with IFRS, adjusted to exclude (i) goodwill and investments in equity accounted associates’ impairment, (ii) finance income and expenses, (iii) share of loss of equity-accounted associates, (iv) depreciation and amortization, (v) share-based payments expenses, (vi) net effect from recognition of deferred net revenues, (vii) impairment loss on trade receivables and loan receivables, (viii) change in fair value of share warrant obligations and other financial instruments and (ix) certain non-cash or other special items that we do not consider indicative of our ongoing operating performance.

For the six months ended June 30, 2024	Nexters Global Ltd	All other segments	Total
Segment revenue	204,150	8,605	212,755
Segment Management EBITDA	37,486	(15,380)	22,106

For the six months ended June 30, 2023	Nexters Global Ltd	All other segments	Total
Segment revenue	225,463	8,676	234,139
Segment Management EBITDA	14,469	(15,311)	(842)

For the three months ended June 30, 2024	Nexters Global Ltd	All other segments	Total
Segment revenue	101,441	4,383	105,824
Segment Management EBITDA	20,384	(2,682)	17,702

For the three months ended June 30, 2023	Nexters Global Ltd	All other segments	Total
Segment revenue	110,337	4,527	114,864
Segment Management EBITDA	18,770	(1,766)	17,004

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Profit before income tax
Management EBITDA for reportable segments	37,486	14,469	20,384	18,770
Management EBITDA for other segments	(15,380)	(15,311)	(2,682)	(1,766)
Net effect from recognition of deferred net revenues	(4,307)	8,881	(1,677)	(147)
Depreciation and amortization	(2,942)	(2,903)	(1,341)	(1,496)
Finance income	1,721	3,042	852	803
Finance expenses	(3,926)	(1,992)	(583)	(1,029)
Share-based payments expense[1]	(390)	(1,044)	(192)	(496)
Impairment loss on trade receivables and loans receivable	(2,073)	(4,296)	(186)	(814)
Change in fair value of share warrant obligation and other financial instruments	265	10,547	405	5,286
Other financial income	3,964	—	—	—
Share of loss of equity-accounted associates	—	(515)	—	—
Other operating income	719	1,539	719	734
Consolidated profit before income tax	15,137	12,417	15,699	19,845

[1] The change was made to share-based payment expense for the three and six months of 2023 to show the correct amount of share-based payment expense and Management EBITDA for reportable segments.

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by-country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.